SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December, 31
	2024	2025

Accrued expenses	$1,061	$2,911
Employees payables	459	455
APA payable (see note 9c)	1,200	1,200
Other	870	375
	$3,590	$4,941

Schedule Of Revenues
	December, 31
	2023	2024	2025

Royalties revenue	$1,174	$1,616	$707
Sale of IP and license revenue	380	9,796	18,599
Support services	-	126	82
Total revenue	$1,554	$11,538	$19,388

Schedule Of Research And Development Expenses
	December, 31
	2023	2024	2025

Payroll and related expenses	$5,650	$3,592	$3,553
Clinical and preclinical trials expenses	5,745	8,280	8,284
Professional consulting and subcontracted work	10,134	4,647	6,803
Supplier-led manufacturing development	-	-	2,896
Other	2,012	1,284	1,268
Total Research and development expenses	$23,541	$17,803	$22,804